Summary prospectus

US equity mutual fund

Delaware Small Cap Core Fund

Nasdaq ticker symbols
Class A	DCCAX
Class C	DCCCX
Class R	DCCRX
Institutional Class	DCCIX
Class R6	DCZRX

April 1, 2024

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/literature. You can also get this information at no cost by calling 800 523-1918. The Fund’s statutory prospectus and statement of additional information, both dated April 1, 2024 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Delaware Small Cap Core Fund, a series of Delaware Group® Equity Funds V

(to be renamed Macquarie Small Cap Core Fund on or about December 31, 2024)

Effective after the close of business on October 19, 2018, the Fund was closed to certain new investors. Existing shareholders of the Fund; certain retirement plans and IRA transfers and rollovers from these plans; certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's distributor or transfer agent (mutual fund wrap accounts); and certain mutual fund brokerage programs and direct investments by certain institutional investors and high net worth individuals as determined by the Fund's investment manager, Delaware Management Company (Manager), may continue to purchase additional shares in existing or new accounts, including purchases through reinvestment of dividends or capital gains distributions and exchanges.

What is the Fund’s investment objective?

Delaware Small Cap Core Fund seeks long-term capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A		C		R	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%		none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]	1.00%	[1]	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	R	Inst.	R6
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none	none
Other expenses	0.21%	0.21%	0.21%	0.21%	0.09%	[2]
Total annual fund operating expenses	1.09%	1.84%	1.34%	0.84%	0.72%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	R	Inst.	R6
1 year	$680	$187	$287	$136	$86	$74
3 years	$902	$579	$579	$425	$268	$230
5 years	$1,141	$995	$995	$734	$466	$401
10 years	$1,827	$2,159	$2,159	$1,613	$1,037	$894

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in stocks of small companies that its investment manager, Delaware Management Company (Manager), believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Fund considers small-capitalization companies to be companies within the market capitalization range of the Russell 2000® Index at the time of purchase.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Summary prospectus
Delaware Small Cap Core Fund, a series of Delaware Group® Equity Funds V

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Small Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 29.42% for the quarter ended December 31, 2020, and its lowest quarterly return was -27.69% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Summary prospectus
Delaware Small Cap Core Fund, a series of Delaware Group® Equity Funds V

Average annual total returns for periods ended December 31, 2023

	1 year	5 years	10 years or lifetime
Class A return before taxes	7.17%	9.82%	7.37%
Class A return after taxes on distributions	6.30%	8.97%	6.26%
Class A return after taxes on distributions and sale of Fund shares	4.85%	7.71%	5.69%
Class C return before taxes	11.86%	10.30%	7.19%
Class R return before taxes	13.40%	10.85%	7.73%
Institutional Class return before taxes	14.01%	11.42%	8.27%
Class R6 return before taxes (lifetime: 5/2/16‑12/31/23)	14.11%	11.55%	10.26%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Francis X. Morris	Senior Managing Director, Head of US Core Equity	November 2004
Christopher S. Adams, CFA	Managing Director, Senior Portfolio Manager - US Core Equity	November 2004
Michael S. Morris, CFA	Managing Director, Senior Portfolio Manager - US Core Equity	November 2004
Donald G. Padilla, CFA	Managing Director, Senior Portfolio Manager - US Core Equity	November 2004
David E. Reidinger	Managing Director, Senior Portfolio Manager - US Core Equity	October 2016

Sub-advisor

Macquarie Investment Management Global Limited

Purchase and redemption of Fund shares

The Fund is closed to certain new investors. Existing shareholders of the Fund; certain retirement plans and IRA transfers and rollovers from these plans; certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's Distributor or transfer agent (mutual fund wrap accounts); and certain mutual fund brokerage programs and direct investments by certain institutional investors and high net worth individuals as determined by the Manager, may continue to purchase additional shares in existing or new accounts, including purchases through reinvestment of dividends or capital gains distributions and exchanges.

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds by Macquarie®, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment

Summary prospectus
Delaware Small Cap Core Fund, a series of Delaware Group® Equity Funds V plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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